6. INCOME TAXES - Cumulative Tax Effect (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 1,591,561	$ 1,182,141
Valuation allowance	1,591,561	1,182,141
Net deferred tax asset